INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Current
Deferred	(2,707,000)	1,212,000
Total	(2,707,000)	1,212,000
Change in valuation allowance	2,707,000	(1,212,000)
Tax Benefit, net